Document and Entity Information	9 Months Ended
Jun. 30, 2012
Document And Entity Information Abstract
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 24, 2012
Entity Registrant Name	ICEWEB INC
Entity Central Index Key	0001097718
Entity Filer Category	Smaller Reporting Company